Cover	Oct. 01, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity File Number	814-00941
Entity Registrant Name	CION Investment Corp
Entity Central Index Key	0001534254
Entity Tax Identification Number	45-3058280
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	100 Park Avenue
Entity Address, Address Line Two	25th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	418-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	CION
Security Exchange Name	NYSE
7.50% Notes due 2029 [Member]
Document Information [Line Items]
Title of 12(b) Security	7.50% Notes due 2029
Trading Symbol	CICB
Security Exchange Name	NYSE
7.50% Notes due 2031 [Member]
Document Information [Line Items]
Title of 12(b) Security	7.50% Notes due 2031
Trading Symbol	CICC
Security Exchange Name	NYSE